Stockholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Schedule of share-based compensation expense

	2013 Incentive Stock Plan	2017 Omnibus Incentive Plan	Non-Qualified Stock Options	Common Stock	Total
Nine months ended December 31, 2019
Directors	$-	$200	$279	$-	$479
Employees	-	500	1,250	-	1,750
Services	-	175	152	463	790
	$-	$875	$1,681	$463	$3,019

Nine months ended December 31, 2018
Directors	$-	$300	$-	$-	$300
Employees	319	565	1,720	-	2,604
Services	-	5	-	-	5
	$319	$870	1,720	$-	$2,909

	2013 Incentive Stock Plan	2017 Omnibus Incentive Plan	Non-Qualified Stock Options	Common Stock	Warrants	Total
2019
Directors	$-	$400	$-	$-	$-	$400
Employees	270	356	2,066	-	-	2,692
Services	-	(14)	-	-	-	(14)
	$270	$742	$2,066	$-	$-	$3,078

2018
Directors	$-	$550	$-	$-	$-	$550
Employees	16,701	2,707	1,184	1,500	-	22,092
Services	181	307	-	-	108	596
Services prepaid expense	1,714	-	-	-	-	1,714
	$18,596	$3,564	1,184	$1,500	$108	$24,952

Schedule of changes in warrants

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	10,577	$4.37	5,789	$5.09

Granted	3,177	$2.00	4,888	$3.47
Exercised Cashless	-		(49)
Forfeited	-		(51)
Expired	(4,547)	$5.17	-
Ending balance	9,206	$2.12	10,577	$4.37
Intrinsic value of warrants	$-

Weighted Average Remaining Contractual Life (Years)	3.0		2.5

Schedule of additional information regrading RSU

	2019	2018
Total market value of shares/units vested	$-	$-
Share-based compensation expense for RSUs	$(254)	$609
Total tax benefit related to RSU share-based compensation expense	$-	$-
Cash tax benefits realized for tax deductions for RSUs	$-	$-

Two Thousand Thirteen Option Plan [Member]
Schedule of changes in stock options

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-		884	$2.50
Granted	-		-
Exercised	-		-
Expired	-		(884)	$2.50
Forfeited	-		-
Ending balance	-	$-	-	$-
Intrinsic value of Options	$-

Weighted Average Remaining Contractual Life (Years)	-		-

Two Thousand Thirteen Stock Incentive Plan [Member]
Schedule of changes in stock options

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	2,563	$2.52	-
Granted	-		-
Options granted in exchange for shares	-		2,563	$2.52
Exercised	-		-
Expired	-		-
Forfeited	(210)		-
Ending balance	2,353	$2.52	2,563	$2.52
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	8.6		9.6

Schedule of reconciliation of shares

	2019	2018
Beginning available	235	11
Shares modified to options	-	2,493
Options in exchange for shares	-	(2,563)
Shares forfeited	219	294
Ending available	454	235

Vested stock awards	2,353	4,799

Beginning number of shares issued	2,585	1,000
Issued	96	1,585
Cancelled	-	-
Ending number of shares issued	2,681	2,585

Two Thousand Seventeen Omnibus Incentive Plan [Member]
Schedule of changes in stock options

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	1,374	$2.76	-
Granted	1,034	$0.93	911	$2.44
Shares modified to options	-	-	663	$3.00
Exercised	-		-
Expired	-		(8)
Forfeited	(538)		(192)
Ending balance	1,870	$1.54	1,374	$2.76
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	9.2		9.5

Schedule of activity for performance based grants

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	-		-
Granted	-		135	$3.36
Exercised	-		-
Expired	-		-
Forfeited	-		(135)	$3.36
Ending balance	-	$-	-	$-

Weighted Average Remaining Contractual Life (Years)	-		-

Schedule of activity for performance based grants one

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	50	$2.60	-
Granted	-		1,381	$3.30
Issued	(25)		(465)
Expired	-		-
Forfeited	(25)		(341)
Options granted in exchange	-		(525)
Ending balance	-	$-	50	$2.60

Weighted Average Remaining Contractual Life (Years)	-		9.3

Schedule of reconciliation of shares

	2019	2018
Beginning available	2,111	4,000
Shares granted	(1,034)	(2,427)
Shares modified to options	-	525
Options in exchange for shares	(-)	(663)
Shares expired	-	8
Shares forfeited	538	668
Ending available	1,615	2,111

Vested stock awards	905	1,066

Beginning number of shares issued	465	-
Issued	25	465
Cancelled	-	-
Ending number of shares issued	490	465

Service Based Grants [Member]
Schedule of changes in stock options

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	105	$4.90	1,983	$4.90
Granted	-
Issued	(96)		(1,585)
Expired	-		-
Forfeited	(9)		(293)
Options granted in exchange for shares	-
Ending balance	-	$-	105	$4.90

Weighted Average Remaining Contractual Life (Years)	-		0.8

Non Qualified Stock Option [Member]
Schedule of non-qualified stock options

	2019		2018
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Beginning balance	2,909	$2.60	-
Granted	7	$0.98	2,909	$2.60
Exercised	-		-
Expired	-		-
Forfeited	-		-
Ending balance	2,916	$2.60	2,909	$2.60
Intrinsic value of options	$-

Weighted Average Remaining Contractual Life (Years)	8.5		9.5